SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Mar. 31, 2025
Customer Relationships [Member]
Estimated useful lives of the assets	5 years
Proprietary technology [Member]
Estimated useful lives of the assets	5 years
Furniture, fixture and electronic equipment [Member] | Minimum [Member]
Estimated useful lives of the assets	5 years
Furniture, fixture and electronic equipment [Member] | Maximum [Member]
Estimated useful lives of the assets	7 years